Long-term debt	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
LONG-TERM DEBT

NOTE 6. LONG-TERM DEBT

Long-term debt as of September 30, 2014 and December 31, 2013 was as follows:

	September 30, 2014	December 31, 2013

	(in thousands)

Current:
Holdco I & III Mortgage & Mezzanine Loans(1)(2)	$—	$2,720,286
Term Facility(3)	19,450	—

Current portion of long-term debt	$19,450	$2,720,286

Non-current:
Term Facility(3)	1,910,756	—

Total debt	$1,930,206	$2,720,286

(1)	As of September 30, 2014 and December 31, 2013, the 30 day United States dollar London Interbank Offering Rate (“LIBOR”) was 0.15% and 0.17%, respectively. The Mortgage and Mezzanine Loans bore interest as follows:

•

Through April 14, 2014, portions of the Holdco I Mortgage Loan, with principal totaling $1.03 billion, carried interest at LIBOR plus a spread of 0.55%. The remaining mortgage loan balances, with principal totaling approximately $0.9 billion, were subject to a LIBOR floor of 1.0% plus spreads ranging from 3.891% to 6.803%. The total weighted average spread was 2.892% as of December 31, 2013.

•

The interest rate for the Holdco III Mortgage Loan as of July 6, 2012 and through April 14, 2014 was LIBOR with a floor of 1.0% plus a spread of 4.5%. Included in the Holdco III Mortgage Loan as of December 31, 2013 is an unamortized long-term debt reduction of $2.3 million, which through April 14, 2014, was amortized using an initial imputed interest rate of 3.45%.

•	The interest rate for the Mezzanine Loans as of December 31, 2013 was LIBOR plus spreads ranging from 9.0% to 13.9%.

(2)	As of September 30, 2013, the maturity date and principal payments on the Holdco I & III Mortgage & Mezzanine Loans were as follows:

•

The modified terms of the Holdco I Mortgage Loan required us to make certain principal payments upon closing and quarterly beginning on the first scheduled loan payment date following September 30, 2012. Concurrently with the consummation of the IPO, the Holdco I Mortgage Loan and Mezzanine Loans were refinanced.

•

Principal payments on the Holdco III Mortgage Loan were required quarterly equal to the amount of excess cash flows, as defined, held in escrowed accounts over a specified floor. Concurrently with the consummation of the IPO, the Holdco III Mortgage Loan was refinanced.

(3)	As of September 30, 2014, the interest rate, maturity date and principal payments on the Term Facility were as follows:

•

The terms of the Term Facility require us to make certain scheduled principal payments quarterly beginning September 30, 2014. Final maturity is April 2021. In June and September 2014, we made voluntary principal pre-payments of $80.0 million and $75.0 million, respectively. Also in September 2014, we made a quarterly scheduled principal payment of $4.9 million.

•

The interest rate for the Term Facility through September 30, 2014 was LIBOR with a floor of 1.0% plus a spread of 3.0%. Included in the Term Facility as of September 30, 2014 is an unamortized original issue discount of $9.9 million, which is being amortized using an initial imputed interest rate of 4.0%. As of September 30, 2014 we had $19.0 million in accrued interest included within accrued expenses and other liabilities on the accompanying condensed consolidated balance sheet.

Term Facility

On April 14, 2014, Holdings’ wholly owned subsidiary, La Quinta Intermediate Holdings L.L.C. (the “Borrower”), entered into a new credit agreement (the “Agreement”) with JPMorgan Chase Bank, N.A. (“JPM”), as administrative agent, collateral agent, swingline lender and L/C issuer, J.P. Morgan Securities LLC, Morgan Stanley Senior Funding, Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated, Citigroup Global Markets Inc., Credit Suisse Securities (USA) LLC, Deutsche Bank Securities Inc., Goldman Sachs Bank USA, and Wells Fargo Securities, LLC, as joint lead arrangers and joint book runners, and the other agents and lenders from time to time party thereto.

The credit agreement provides for senior secured credit facilities (collectively the “Senior Facilities”) consisting of:

•	$2.1 billion senior secured term loan facility (the “Term Facility”), which will mature in 2021; and

•	$250 million senior secured revolving credit facility (the “Revolving Facility”), $50 million of which is available in the form of letters of credit, which will mature in 2019.

The Revolving Facility includes borrowing capacity available for letters of credit and for short-term borrowings referred to as the swing line borrowings. In addition, the Senior Facilities also provide the Borrower with the option to (1) raise incremental credit facilities including an uncommitted incremental facility that provides the Borrower the option to increase the amounts available under the Term Facility and/or the Revolving Facility by an aggregate of up to $350 million, subject to additional increases upon achievement of a consolidated first lien net leverage ratio of less than or equal to 6.00 to 1.00 (or, after the first anniversary of the closing date, 5.75 to 1.00), (2) refinance the loans with debt incurred outside the Senior Facilities, and (3) extend the maturity date of the Revolving Credit Facility and Term Facility, subject to certain limitations.

The proceeds of the Term Facility, together with the net cash proceeds of the IPO and other cash on hand, were used to repay the Holdco I Mortgage Loan and Mezzanine Loans (collectively the “Holdco I Loans”) and the Holdco III Mortgage Loan, and to acquire the Previously Managed Hotels. Upon completion of the refinancing, we recognized a $2.0 million loss on extinguishment of debt in our condensed consolidated statement of operations. We also incurred $28.7 million of debt issuance costs for the Senior Facilities, which is being amortized over the terms of the underlying debt agreement. As of September 30, 2014, the net balance of these debt issuance costs included in our condensed consolidated balance sheet was $27.1 million.

Interest Rate and Fees—Borrowings under the Term Facility bear interest, at the Borrower’s option, at a rate equal to a margin over either (a) a base rate determined by reference to the highest of (1) the JPM prime lending rate, (2) the Federal Funds Effective Rate plus 1/2 of 1.00% and (3) the adjusted LIBOR rate for a one-month interest period plus 1.00% or (b) a LIBOR rate determined by reference to the Reuters LIBOR rate for the interest period relevant to such borrowing. The margin for the Term Facility is 2.00%, in the case of base rate loans, and 3.00%, in the case of LIBOR rate loans, subject to one step-down of 0.25% upon the achievement of a consolidated first lien net leverage ratio (as defined in the Agreement) of less than or equal to 4.50 to 1.00, subject to a base rate floor of 2.00% and a LIBOR floor of 1.00%.

Borrowings under the Revolving Facility bear interest, at the Borrower’s option, at a rate equal to a margin over either (a) a base rate determined by reference to the highest of (1) the JPM prime lending rate, (2) the Federal Funds Effective Rate plus 1/2 of 1.00% and (3) the adjusted LIBOR rate for a one-month interest period plus 1.00% or (b) a LIBOR rate determined by reference to the Reuters LIBOR rate for the interest period relevant to such borrowing. The margin for the Revolving Facility is 1.50%, in the case of base rate loans, and 2.50%, in the case of LIBOR rate loans, subject to three step-downs of 0.25% each upon the achievement of a consolidated first lien net leverage ratio of less than or equal to 5.00 to 1.00, 4.50 to 1.00 and 4.00 to 1.00, respectively.

In addition, the Borrower is required to pay a commitment fee to the lenders under the Revolving Facility in respect of the unutilized commitments thereunder. The commitment fee rate is 0.50% per annum subject to a step-down to 0.375%, upon achievement of a consolidated first lien net leverage ratio less than or equal to 5.00 to 1.00. The Borrower is also required to pay customary letter of credit fees.

The Borrower incurred a ticking fee of approximately $1.8 million for the period between the date the allocations were notified to the lenders, February 21, 2014, and the closing date of the Senior Facilities of April 14, 2014.

Prepayments—The Term Facility requires mandatory prepayments, subject to certain exceptions, with:

•

50% (which percentage will be reduced to 25% and 0%, as applicable, subject to achievement of a consolidated first lien net leverage ratio of less than or equal to 5.25 to 1.00 and 4.00 to 1.00, respectively) of annual excess cash flow, calculated in accordance with the Agreement;

•

100% of the net cash proceeds (including insurance and condemnation proceeds) of all non-ordinary course asset sales or other dispositions of property by the Borrower and its restricted subsidiaries subject to de minimus thresholds, if those net cash proceeds are not reinvested in assets to be used in the Borrower’s business or to make certain other permitted investments (a) within 12 months of the receipt of such net cash proceeds or (b) if the borrower commits to reinvest such net cash proceeds within 12 months of the receipt thereof, within 180 days of the date of such commitment; and

•	100% of the net proceeds of any incurrence of debt by the Borrower or any of its restricted subsidiaries, other than debt permitted to be incurred or issued under the Senior Facilities.

Each lender of the Term Facility will have the right to reject its pro rata share of mandatory prepayments described above, in which case the Borrower may retain the amounts so rejected. The foregoing mandatory prepayments will be applied to installments of the Term Facility in direct order of maturity.

The Borrower has the ability to voluntarily repay outstanding loans at any time without premium or penalty, other than prepayment premium of 1.0% on voluntary prepayment of Term Facility in connection with a repricing transaction on or prior to the date which is six months after the closing of the Senior Facilities and customary “breakage” costs with respect to LIBOR loans.

Amortization—Beginning September 2014, the Borrower is required to repay installments on the Term Facility in quarterly installments equal to 0.25% of the original principal amount less any voluntary prepayments on the Term Facility, with the remaining amount payable on the applicable maturity date with respect to the Term Facility.

Guarantees and security—The obligations under the Senior Facilities will be unconditionally and irrevocably guaranteed by Holdings, any subsidiary of Holdings that directly or indirectly owns any issued and outstanding equity interests of the Borrower, and, subject to certain exceptions, each of the Borrower’s existing and future material domestic wholly owned subsidiaries (collectively, the “Guarantors”). In addition, the Senior Facilities will be collateralized by first priority or equivalent security interests in (i) all the capital stock, or other equity interests in, the Borrower and each of the Borrower’s and the Guarantors’ material direct or indirect wholly owned restricted domestic subsidiaries, and 65% of the voting stock (and 100% of the nonvoting stock) of, or other equity interests in, each of the Borrower’s or any subsidiary guarantors’ material direct wholly owned first-tier restricted foreign subsidiaries, and (ii) certain tangible and intangible assets of the Borrower (other than real property except for certain real property described in the credit agreement) and Guarantors (subject to certain exceptions and qualifications).

As of the closing date for the Senior Facilities, Holdings did not have any of its foreign subsidiaries, non-wholly owned domestic subsidiaries that are restricted subsidiaries or immaterial subsidiaries guarantee the Senior Facilities. The Borrower will also have the ability to designate certain subsidiaries as unrestricted subsidiaries utilizing its investment capacity under the Agreement.

Certain covenants and events of default—The Agreement contains a number of significant affirmative and negative covenants and customary events of default. Such covenants, among other things, will limit or restrict, subject to certain exceptions, the ability of (i) Holdings, the direct parent of the Borrower, to engage in any material operating or business activities other than the ownership of the equity interests of the Borrower and (ii) the Borrower and its restricted subsidiaries to:

•	incur additional indebtedness and make guarantees;

•	create liens on assets;

•	enter into sale and leaseback transactions;

•	engage in mergers or consolidations;

•	sell certain assets;

•	make fundamental changes;

•	pay dividends and distributions or repurchase capital stock;

•	make investments, loans and advances;

•	engage in certain transactions with affiliates;

•	make changes in the nature of their business; and

•	make prepayments of junior debt.

In addition, if, on the last day of any period of four consecutive quarters on or after the first full fiscal quarter following the closing of the Senior Facilities, the aggregate principal amount of the Revolving Facility, swing line loans and/or letters of credit (excluding up to $20 million of letters of credit and certain other letters of credit that have been cash collateralized or back-stopped) that are issued and/or outstanding is greater than 25% of the Revolving Facility, the Agreement will require the Borrower to maintain a consolidated first lien net leverage ratio not to exceed 8.0 to 1.0. During any period in which Holdings’ corporate issuer rating is equal to or higher than Baa3 (or the equivalent) according to Moody’s Investors Service, Inc. or BBB- (or the equivalent) according to Standard & Poor’s Ratings Services and no default has occurred and is continuing, the restrictions in the Senior Facility regarding incurring additional indebtedness, dividends and distributions or repurchases of capital stock and transactions with affiliates will not apply to the Borrower and its restricted subsidiaries.

The Senior Facilities also contain certain customary representations and warranties, affirmative covenants and events of default. If an event of default occurs, the lenders under the Senior Facilities will be entitled to take various actions, including the acceleration of amounts due under the Senior Facilities and actions permitted to be taken by a secured creditor. As of September 30, 2014, we were in compliance with all covenants under the Senior Facilities.

Letters of Credit

In April 2014, we obtained letters of credit through our Revolving Facility aggregating to approximately $5.7 million. We are required to pay a fee of 2.63% per annum related to this letter of credit.

Interest Expense, Net

Net interest expense, including the impact of our interest rate swap (see Note 7), consisted of the following for the three and nine months ended September 30, 2014 and 2013:

	For the three months ended September 30,		For the nine months ended September 30,
Description	2014	2013	2014	2013

	(in thousands)
Term Facility	$23,222	$—	$43,583	$—
Mortgage Loan	—	17,408	23,754	51,984
Holdco III Mortgage Loan	—	3,075	3,206	9,238

Mezzanine Loans:
Current	—	2,272	3,107	6,774
Deferred	—	13,330	18,601	39,525
Amortization of long-term debt reduction	—	(1,148)	(1,532)	(3,446)
Amortization of deferred financing costs	1,274	3,345	6,571	6,811
Other interest	4	4	10	18
Interest income	(5)	(58)	(40)	(158)

Total interest expense, net	$24,495	$38,228	$97,260	$110,746

Note 8. Long-term debt

Long-term debt as of December 31, 2013 and 2012 was as follows:

(In thousands)	Interest rate	Maturity date	2013	2012

Current:
Holdco I Mortgage Loan	LIBOR + 2.892%(1)	(2)	$1,941,238	$56,250
Holdco III Mortgage Loan	(3)	(4)	208,909	5,042
Holdco I Mezzanine Loans	LIBOR + 9.0% to 13.9%(5)	(5)	570,139	—

Current portion of long-term debt			$2,720,286	$61,292

Long-term:
Holdco I Mortgage Loan	LIBOR + 2.892%(1)	July 2014(6)	—	2,092,864
Holdco III Mortgage Loan	(3)	July 2014(7)	—	228,547
Holdco I Mezzanine Loans	LIBOR + 9.0% to 13.9%(5)	July 2014(6)	—	517,262

Long-term debt			$—	$2,838,673

(1)	As of December 31, 2013 and 2012, the 30 day United States dollar London Interbank Offering Rate (“LIBOR”) was 0.17% and 0.21%, respectively. As more fully described below, portions of the Holdco I Mortgage Loan, with principal totaling $1.03 billion as of December 31, 2013, carry interest at LIBOR plus a spread of 0.55%. The remaining Holdco I Mortgage Loan balances, with principal totaling approximately $0.9 billion, are subject to a LIBOR floor of 1.0% plus spreads ranging from 3.891% to 6.803%. The total weighted average spread for the Holdco I Mortgage loan was 2.892% as of December 31, 2013 and 2.664% as of December 31, 2012.

(2)	The terms of the Holdco I Mortgage Loan require us to make quarterly principal payments beginning with the first payment date following September 30, 2012. Final maturity is July 2014.

(3)	The interest rate for the Holdco III Mortgage Loan through December 31, 2011 was LIBOR with a floor of 1.0% plus a spread of 4.0% and remained at this rate until the initial maturity of July 6, 2012. The interest rate for the Holdco III Mortgage loan as of July 6, 2012 and through December 31, 2013 was LIBOR with a floor of 1.0% plus a spread of 4.5%.

(4)	Principal payments are required quarterly equal to the amount of excess cash flows, as defined, held in escrowed accounts over a specified floor.

(5)	The Holdco I Mezzanine Loans bear interest at LIBOR plus current payment spreads ranging from 1.0% to 2.15%, and deferred payment spreads ranging from 8.0% to 11.75%, payable at maturity. Any difference between current LIBOR and the LIBOR floor of 1% is deferred to maturity. The total weighted average spread for the Holdco I Mezzanine Loans was 11.590% as of December 31, 2013 and 2012. No principal payments are required prior to the maturity date.

(6)	In accordance with the May 2012 amendment, the maturity date was extended to July 2014.

(7)	The original scheduled maturity date was July 2013. However, in July 2013, we exercised our option to extend the maturity date to July 2014. Included in the Holdco III Mortgage Loan as of December 31, 2013 and 2012 is an unamortized long-term debt reduction of $2,297 and $6,892, respectively, which is being amortized using an imputed interest rate of 3.45%.

Holdco I debt

On July 6, 2007, we borrowed $2.40 billion under a mortgage loan agreement (“Mortgage Loan”) with Merrill Lynch Mortgage Lending, UBS Real Estate Securities, Inc. and Bank of America, N.A. (“B of A”). In December 2007, a portion of the Mortgage Loan was refinanced with a $50 million senior mezzanine loan, reducing the Mortgage Loan to $2.35 billion.

In July 2007, we entered into five unsecured, mezzanine loans, totaling $700 million in aggregate. The senior mezzanine loan and the five unsecured, mezzanine loans are collectively referred to herein as the “Mezzanine Loans”.

In July 2011, the Funds made a contribution of $85 million which we used, along with $30 million of available cash, to settle portions of two of the Mezzanine Loans for $60.2 million and $45.2 million, respectively, resulting in a net gain on debt extinguishment of approximately $9.6 million.

In November 2011, we settled an additional portion of two of the Mezzanine Loans for a total of $23.1 million, resulting in a net gain on debt extinguishment of approximately $1.9 million.

In May 2012, the terms of the Mortgage Loan and the Mezzanine Loans (together, the “Loans”) were amended (“Amendment”). Pursuant to the Amendment, certain interest rate spreads were increased, additional assets were pledged as collateral, cash distributions to Holdco I equity holders are prohibited, and we obtained the right, at our option, to one two-year term extension following the original maturity date of July 2012. On May 24, 2012, we exercised the option to extend the maturity date of the Loans for a period of two years to the current maturity date of July 6, 2014.

In connection with the Amendment, the Funds made a cash contribution to us of approximately $175 million. We used this contribution, along with approximately $101 million of available cash, to (1) make a principal payment of $180 million on the Mortgage Loan, (2) settle a portion of the Mezzanine Loans for approximately $69.8 million, resulting in a gain on early debt extinguishment of approximately $5.2 million, and (3) pay associated closing costs of which (i) $7.7 million was expensed as incurred and is included in other income (loss) in the accompanying combined statements of operations, and (ii) $4.0 million related to Mezzanine Loans was treated as loss on extinguishment and is included within gain on extinguishment of debt, net in the accompanying combined statements of operations.

In accordance with the Amendment, we are obligated to make principal payments on the Mortgage Loan in an amount equal to (i) $12.5 million on the first scheduled debt service payment date following the last day of each of the calendar quarters ending in September 2012, December 2012, and March 2013, and (ii) $15.625 million on the first scheduled debt service payment date following the last day of each of the calendar quarters ending in June 2013, September 2013, December 2013, and March 2014.

As of and for the years ended December 31, 2013 and 2012, the Loans are collateralized by 314 and 354 of the Company’s owned hotel properties, respectively. Concurrently with the closing of the Amendment, a newly created limited liability company, BRE/LQ Franchise Sub-Holdings, LLC (“Franchise Holdco”), was formed which assumed ownership of the net assets of our franchising and other brand-related operations. In connection with the Amendment, 100% of the member interests of Franchise Holdco were pledged as collateral for the Loans. In addition, upon closing of the Amendment, the Lenders were granted a first-priority security interest in the cash assets of the entities owned by Franchise Holdco. The Loans may be prepaid in full without penalty. Subject to certain defined premiums, individual properties may be released as collateral after prepayment of a defined portion of the Loans.

In connection with the Amendment, interest for portions of the Mortgage Loan are subject to a LIBOR floor of 1.0%, plus interest rate spreads ranging from 0.55% to 6.803%, resulting in a weighted average spread of 2.892% as of December 31, 2013, with all interest to be paid currently. In addition, interest for the Mezzanine Loans is subject to a LIBOR floor of 1.0%, plus interest rate spreads ranging from 9.0% to 13.9%, resulting in a weighted average spread of 11.59% as of December 31, 2013. For the Mezzanine Loans, any difference between current LIBOR and the LIBOR floor, as well as the increase in the spreads as a result of the Amendment is deferred until the maturity date of the Mezzanine Loans. Such deferred interest is not to be treated as part of the principal amount of the Mezzanine Loans for any calculation of interest or any other purpose, although it is considered debt under the Mezzanine Loans and secured accordingly.

Holdco III debt

In February 2007, subsidiaries of Holdco III entered into a $101.3 million mortgage loan (“Olympus Loan”) with B of A. The Olympus Loan was collateralized by eight hotels owned by us.

Pursuant to the terms of the Olympus Loan, the Olympus Loan matured in February 2009; however, the Olympus Loan allowed us to extend the maturity date of the Olympus Loan for three successive one-year extensions, at our option. In February 2009, we exercised the first extension option, extending the maturity of the Olympus Loan to February 2010. In February 2010, we exercised the second extension option, extending the maturity of the Olympus Loan to February 2011. In February 2011, we exercised the third extension option, extending the maturity of the Olympus Loan to February 2012. The Olympus Loan required monthly interest payments based upon LIBOR plus a spread of 1.4%.

In June 2009, we extended the maturity date of our existing $250.0 million revolving credit facility (“Revolver”) with B of A and other lenders (“Revolver Lenders”) to June 26, 2010. The Revolver was collateralized by 20 hotels owned by us.

In June 2010, we obtained a new mortgage loan (“HCIII Loan”) in the amount of $177.9 million which replaced the expiring Revolver, and the Funds concurrently made a contribution of $34.6 million which was used to release three collateralized properties. As a result, the HCIII Loan was collateralized by 17 of our hotels. Under the terms of the HCIII Loan, we were required to make monthly interest payments at LIBOR with a floor of 1.0% plus 3.5%.

In December 2011, we amended and restated the HCIII Loan. Under the new terms of the loan, the Olympus Loan and HCIII Loan were combined into one mortgage loan (“Holdco III Mortgage Loan”) with an outstanding balance of $237.3 million, and the maturity date was extended to June 2013. The Holdco III Mortgage Loan is collateralized by 25 hotels owned by us.

In connection with the closing of the Holdco III Mortgage Loan in December 2011, we made a principal payment on the Holdco III Mortgage Loan of approximately $7.8 million, paid fees of approximately $1.2 million and wrote off approximately $0.5 million of deferred financing costs, which is included in other income (loss) in the combined statements of operations. Further, B of A agreed to reduce the principal amount outstanding by approximately $11.9 million. The carrying amount of the Holdco III Mortgage Loan has not been changed as a result of this reduction. The reduction in the amount outstanding is being amortized as a reduction in interest expense through the extended maturity date using a straight-line basis, which approximates the effective interest method.

In June 2013, we exercised our extension option and extended the maturity date of the Holdco III Mortgage Loan to July 2014. Under the terms of the Holdco III Mortgage Loan, we are required to make monthly interest payments at LIBOR with a floor of 1.0% plus a spread of 4.0% through July 2012, and thereafter at LIBOR with a floor of 1.0% plus a spread of 4.5%.

Under the terms of the loans discussed above, we are required to make deposits into certain escrow accounts for the payments of debt service, taxes, insurance, and ground leases. As of December 31, 2013 and 2012, amounts held in escrow and included in current restricted cash were as follows:

(In thousands)	2013	2012

Taxes escrow fund	$22,191	$27,040
Operational and capital replacement reserve	30,521	25,201
Excess cash flow reserve	42,251	51,919
Ground lease reserve escrow	2,163	654

Total	$97,126	$104,814

Interest rate caps

Pursuant to the terms of the Loans and the Holdco III Mortgage Loan, we are required to maintain interest rate caps under certain defined conditions until the maturity date. The effect of the interest rate cap agreements is to limit our maximum interest rate exposure with respect to increases in LIBOR through the maturity date. We have purchased and maintained the required interest rate caps during 2013, 2012, and 2011, and the related gain or loss on these investments is reflected within other income (loss) in the accompanying statements of operations.

As of December 31, 2013, 2012 and 2011, the interest rate caps we held are estimated to have no value. Management expects that, should it be necessary, the counter parties will fully perform under the terms of the interest rate cap agreements.

Subordinated notes

In conjunction with the Company being acquired by Blackstone in January 2006, we assumed approximately $7.6 million principal amount of unsecured, subordinated notes (the “Subordinated Notes”). The Subordinated Notes, originally issued in March 2003, bore interest at an annual interest rate of 8.875%, and required semiannual interest only payments in March and September of each year. The Subordinated Notes matured and were paid on March 15, 2011.

At the date of acquisition, the Subordinated Notes were valued at approximately $7.6 million, including a premium of $0.6 million, representing fair value. The premium was amortized on a straight-line basis, which approximates the effective interest method. The premium amortization is reflected within interest expense, net in the accompanying combined statements of operations.

Letters of credit

In April 2010, we obtained two letters of credit through Wells Fargo Bank, N.A. aggregating approximately $9.2 million. In January 2012, the Company and Wells Fargo Bank, N.A. agreed to reduce the two letters of credit by $2.0 million, to approximately $7.2 million. In October 2013, the Company and Wells Fargo Bank, N.A. agreed to reduce the two letters of credit by $1.5 million, to approximately $5.7 million. We are required to pay a fee of 2.0% per annum related to these letters of credit, and paid fees of approximately $0.2 million, $0.2 million and $0.3 million for years ended December 31, 2013, 2012 and 2011, respectively.

Interest expense, net

Interest expense consisted of the following for the years ended December 31, 2013, 2012 and 2011:

Description	2013	2012	2011

	(In thousands)
Mortgage Loan	$69,203	$47,553	$26,113
Holdco III Mortgage Loan	12,121	12,390	9,983

Mezzanine Loans:
Current	9,025	8,590	7,186
Deferred	52,877	32,332	—
Amortization of long-term debt reduction	(4,595)	(4,595)	(384)
Subordinated Notes	—	—	45
Amortization of premium on Subordinated Notes	—	—	(29)
Amortization of deferred financing costs	10,155	7,046	9,046
Other interest	22	26	26
Interest income	(193)	(218)	(375)

Total interest expense, net	$148,615	$103,124	$51,611

New credit agreement

Subject to customary closing conditions and consummation of the IPO (See Note 1), Holdings will become our parent. Concurrently with, and subject to the completion of the IPO, Holdings’ wholly owned subsidiary, La Quinta Intermediate Holdings L.L.C. (the “Borrower”) intends to enter into a new credit agreement (the “Agreement”) with JPMorgan Chase Bank, N.A. (“JPM”), as administrative agent, collateral agent, swingline lender and L/C issuer, J.P. Morgan Securities LLC, Morgan Stanley Senior Funding, Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated, Citigroup Global Markets Inc., Credit Suisse Securities (USA) LLC, Deutsche Bank Securities Inc., Goldman Sachs Bank USA, and Wells Fargo Securities, LLC, as joint lead arrangers and joint book runners, and the other agents and lenders from time to time party thereto.

The credit agreement provides for senior secured credit facilities (collectively the “Senior Facilities”) consisting of:

•	$2.1 billion senior secured term loan facility (the “Term Facility”), which will mature in 2021; and

•	$250 million senior secured revolving credit facility (the “Revolving Facility”), $50 million of which is available in the form of letters of credit, which will mature in 2019.

On February 21, 2014, the Borrower agreed with the joint lead arrangers on the terms of the Agreement and the joint lead arrangers allocated participation in the Senior Facilities to the lenders.

The Revolving Facility includes borrowing capacity available for letters of credit and for short-term borrowings referred to as the swing line borrowings. In addition, the Senior Facilities also provide the Borrower with the option to raise incremental credit facilities including an uncommitted incremental facility that provides the Borrower the option to increase the amounts available under the Term Facility and/or the Revolving Facility by an aggregate of up to $350 million, subject to additional increases upon achievement of a consolidated first lien net leverage ratio of less than or equal to 6.00 to 1.00 (or, after the first anniversary of the closing date, 5.75 to 1.00), refinance the loans with debt incurred outside the Senior Facilities, and extend the maturity date of the Revolving Credit Facility and Term Facility, subject to certain limitations.

It is our expectation that, the proceeds of the Term Facility, together with the net cash proceeds of the IPO, will be used to repay the Loans and the Holdco III Mortgage Loan along with the acquisition of the Managed Hotels. The proceeds of the Revolving Facility will be used for general corporate purposes as needed. If the IPO is not successful, management intends to obtain other financing to replace the existing debt in place.

Interest Rate and Fees—Borrowings under the Term Facility bear interest, at the Borrower’s option, at a rate equal to a margin over either (a) a base rate determined by reference to the highest of (1) the JPM prime lending rate, (2) the Federal Funds Effective Rate plus 1/2 of 1.00% and (3) the adjusted LIBOR rate for a one-month interest period plus 1.00% or (b) a LIBOR rate determined by reference to the Reuters LIBOR rate for the interest period relevant to such borrowing. The margin for the Term Facility is 2.00%, in the case of base rate loans, and 3.00%, in the case of LIBOR rate loans, subject to one step-down of 0.25% upon the achievement of a consolidated first lien net leverage ratio (as defined in the Agreement) of less than or equal to 4.50 to 1.00, subject to a base rate floor of 2.00% and a LIBOR floor of 1.00%.

Borrowings under the Revolving Facility will bear interest, at the Borrower’s option, at a rate equal to a margin over either (a) a base rate determined by reference to the highest of (1) the JPM prime lending rate, (2) the Federal Funds Effective Rate plus 1/2 of 1.00% and (3) the adjusted LIBOR rate for a one-month interest period plus 1.00% or (b) a LIBOR rate determined by reference to the Reuters LIBOR rate for the interest period relevant to such borrowing. The margin for the Revolving Facility is 1.50%, in the case of base rate loans, and 2.50%, in the case of LIBOR rate loans, subject to three step-downs of 0.25% each upon the achievement of a consolidated first lien net leverage ratio of less than or equal to 5.00 to 1.00, 4.50 to 1.00 and 4.00 to 1.00, respectively.

In addition, the Borrower is required to pay a commitment fee to the lenders under the Revolving Facility in respect of the unutilized commitments thereunder. The commitment fee rate is 0.50% per annum subject to a step-down to 0.375%, upon achievement of a consolidated first lien net leverage ratio less than or equal to 5.00 to 1.00. The Borrower is also required to pay customary letter of credit fees.

The Borrower will also be subject to a ticking fee (“Ticking Fee”) on the average daily amount of the allocations for the period between the date the allocations are notified to the lenders until the earlier of the closing date or the date of termination of the allocations. The Ticking Fee will be as follows:

Number of days after allocation	Ticking fee per annum

0-30	0.00%
31-75	1.50%
Over 75	3.00%

Prepayments—The Term Facility requires mandatory prepayments, subject to certain exceptions, with:

•

50% (which percentage will be reduced to 25% and 0%, as applicable, subject to achievement of a consolidated first lien net leverage ratio of less than or equal to 5.25 to 1.00 and 4.00 to 1.00, respectively) of annual excess cash flow, calculated in accordance with the Agreement;

•

100% of the net cash proceeds (including insurance and condemnation proceeds) of all non-ordinary course asset sales or other dispositions of property by the Borrower and its restricted subsidiaries subject to de minimus thresholds, if those net cash proceeds are not reinvested in assets to be used in the Borrower’s business or to make certain other permitted investments (a) within 12 months of the receipt of such net cash proceeds or (b) if the borrower commits to reinvest such net cash proceeds within 12 months of the receipt thereof, within 180 days of the date of such commitment; and

•	100% of the net proceeds of any incurrence of debt by the Borrower or any of its restricted subsidiaries, other than debt permitted to be incurred or issued under the Senior Facilities.

Each lender of the Term Facility will have the right to reject its pro rata share of mandatory prepayments described above, in which case the Borrower may retain the amounts so rejected.

The foregoing mandatory prepayments will be applied to installments of the Term Facility in direct order of maturity.

The Borrower has the ability to voluntarily repay outstanding loans at any time without premium or penalty, other than prepayment premium of 1.0% on voluntary prepayment of Term Facility in connection with a repricing transaction on or prior to the date which is six months after the closing of the Senior Facilities and customary “breakage” costs with respect to LIBOR loans.

Amortization—The Borrower is required to repay installments on the Term Facility in quarterly installments equal to 0.25% of the original principal amount of the Term Facility, with the remaining amount payable on the applicable maturity date with respect to the Term Facility.

Guarantees and security—The obligations under the Senior Facilities will be unconditionally and irrevocably guaranteed by Holdings, any subsidiary of Holdings that directly or indirectly owns any issued and outstanding equity interests of the Borrower, and, subject to certain exceptions, each of the Borrower’s existing and future material domestic wholly owned subsidiaries (collectively, the “Guarantors”). In addition, the Senior Facilities will be collateralized by first priority or equivalent security interests in (i) all the capital stock, or other equity interests in, the Borrower and each of the Borrower’s and the Guarantors’ material direct or indirect wholly owned restricted domestic subsidiaries, and 65% of the voting stock (and 100% of the nonvoting stock) of, or other equity interests in, each of the Borrower’s or any subsidiary guarantors’ material direct wholly owned first-tier restricted foreign subsidiaries, and (ii) certain tangible and intangible assets of the Borrower (other than real property except for certain real property described in the credit agreement) and Guarantors (subject to certain exceptions and qualifications).

As of the closing date for the Senior Facilities, Holdings does not expect any of its foreign subsidiaries, non-wholly owned domestic subsidiaries that are restricted subsidiaries or immaterial subsidiaries to guarantee the Senior Facilities. The Borrower will also have the ability to designate certain subsidiaries as unrestricted subsidiaries utilizing its investment capacity under the Agreement.

Certain covenants and events of default—The Agreement contains a number of significant affirmative and negative covenants and customary events of default. Such covenants, among other things, will limit or restrict, subject to certain exceptions, the ability of (i) Holdings, the direct parent of the Borrower, to engage in any material operating or business activities other than the ownership of the equity interests of the Borrower and (ii) the Borrower and its restricted subsidiaries to:

•	incur additional indebtedness and make guarantees

•	create liens on assets;

•	enter into sale and leaseback transactions;

•	engage in mergers or consolidations;

•	sell certain assets;

•	make fundamental changes;

•	pay dividends and distributions or repurchase capital stock;

•	make investments, loans and advances;

•	engage in certain transactions with affiliates;

•	make changes in the nature of their business; and

•	make prepayments of junior debt.

In addition, if, on the last day of any period of four consecutive quarters on or after the first full fiscal quarter following the closing of the Senior Facilities, the aggregate principal amount of the Revolving Facility, swing line loans and/or letters of credit (excluding up to $20 million of letters of credit and certain other letters of credit that have been cash collateralized or back-stopped) that are issued and/or outstanding is greater than 25% of the Revolving Facility, the Agreement will require the Borrower to maintain a consolidated first lien net leverage ratio not to exceed 8.0 to 1.0.

During the period in which Holdings’ corporate issuer rating is equal to or higher than Baa3 (or the equivalent) according to Moody’s Investors Service, Inc. or BBB- (or the equivalent) according to Standard & Poor’s Ratings Services and no default has occurred and is continuing, the restrictions in the Senior Facility regarding incurring additional indebtedness, dividends and distributions or repurchases of capital stock and transactions with affiliates will not apply to the Borrower and its restricted subsidiaries during such period.

The Senior Facilities also contain certain customary representations and warranties, affirmative covenants and events of default. If an event of default occurs, the lenders under the Senior Facilities will be entitled to take various actions, including the acceleration of amounts due under the Senior Facilities and actions permitted to be taken by a secured creditor.